UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2010

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Williams Pipeline Partners L.P.	8/31/2010	96950K103	WMZ

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To approve and adopt the Agreement and Plan of Merger dated as of May 24, 2010 by and among Williams Partners L.P., Williams Partners GP LLC, Williams Partners Operating LLC, WPZ Operating Company Merger Sub LLC (the "Merger Sub"), Williams Pipeline Partners, L.P. and Williams Pipeline GP LLC, as it may be amended from time to time (the "Merger Agreement") and the merger of the Merger Sub with and into Williams Pipeline Partners L.P. contemplated by the Merger Agreement.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, L.P.	6/2/2010	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect Frank M. Semple, Donald D. Wolf, Keith E. Bailey, Michael L. Beatty, Charles K. Dempster, Donald C. Heppermann, William A. Kellstrom, Anne E. Fox Mounsey and William P. Nicoletti as Directors of the general partner of MarkWest Energy Partners, L.P. for a one-year term to expire at the 2011 Annual Meeting of Unitholders.
Issuer
For	For	2. To ratify the general partner's Audit Committee's appointment of Deloitte & Touche LLP as MarkWest Energy Partners, L.P.'s independent registered public accounting firm for the 2010 fiscal year.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	5/11/2010	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect James G. Crump, Ernie L. Danner, Scott A. Griffiths, Michael L. Johnson, R. Bruce Northcutt, T. William Porter, and William L. Thacker to Copano's Board of Directors to serve until the 2011 Annual Meeting of Unitholders.
Issuer
For	For	2. To ratify the appointment of Deloitte & Touche LLP as Copano's independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	4/21/2010	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect one Class I director (Barry R. Pearl) and two Class II directors (Walter R. Arnheim and Patrick C. Eilers) to the general partner's board of directors to serve until the 2012 and 2013 annual meeting of limited partners, respectively.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
TEPPCO Partners, L.P.	10/23/2009	872384102	TPP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  A proposal to approve the Agreement and Plan of Merger dated as of June 28, 2009 by and among Enterprise Products Partners L.P., Enterprise Products GP, LLC, Enterprise Sub B LLC, TEPPCO Partners, L.P. and Texas Eastern Products Pipeline Company, LLC, as it may be amended from time to time (the "Merger Agreement"), and the merger contemplated by the Merger Agreemeent ("Merger").
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	9/25/2009	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approval of the Agreement relating to simplication of capital structure, dated as of March 3, 2009, by and among Magellan Midstream Partners, L.P. ("MMP"), Magellan GP, LLC, MMP's General Partner, Magellan Midstream Holdings, L.P. ("MGG") and Magellan Midstream Holdings GP, LLC, MGG's General Partner, as such Agreement may be amended from time to time.
Issuer
For	For	2. Approval of the Fifth Amended and Restated Agreement of Limited Partnership of MMP.	Issuer
For	For
3.  Approval of the adjournment of the MMP Special Meeting to a later date, if necessary, to solicitor additional proxies in the event that there are insufficient votes in favor of any of the foregoing proposals.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY CAPITAL CORPORATION

Date: August 16, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer